ORGANIZATION AND DESCRIPTION OF BUSINESS, Summary (Details) - USD ($)		12 Months Ended
	Apr. 02, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Subsidiaries Information [Abstract]
Offering price per share (in dollars per share)	$ 4
Aggregate net proceeds	$ 18,234,300	$ 0	$ 5,121,620	$ 0
IPO [Member]
Subsidiaries Information [Abstract]
Issuance of ordinary shares (in shares)	4,375,000
Over-Allotment [Member]
Subsidiaries Information [Abstract]
Issuance of ordinary shares (in shares)	656,250